                               VARIABLE ACCOUNT A

                       OF MONARCH LIFE INSURANCE COMPANY


                                 ANNUAL REPORT
                               DECEMBER 31, 2001








This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.










[MONARCH LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account A of Monarch Life Insurance Company:


In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account A of Monarch Life Insurance Company at December 31, 2001 and 2000, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2002

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS                                                   COST         SHARE/UNITS     MARKET VALUE
                                                      ------------    ------------    ------------
Investment in The Merrill Lynch Fund, Inc.,
at Market Value (Note 2):
  Money Reserve Portfolio                             $ 40,799,758     40,799,758     $ 40,799,758
  Intermediate Government Bond Portfolio                 9,180,771        833,666        9,270,367
  Core Bond Strategy Portfolio                           7,295,750        641,492        7,280,937
  Capital Stock Portfolio                               30,751,840      1,305,878       22,526,388
  Fundamental Growth Strategy Portfolio                 47,411,978      1,483,148       32,362,292
  Balanced Capital Strategy Portfolio                   79,378,997      5,010,065       65,832,255
  High Yield Portfolio                                   2,781,045        484,183        2,832,471
  Natural Resources Portfolio                              747,060         64,186          666,247
  Global Allocation Strategy Portfolio                   6,655,560        417,669        4,999,493
                                                      ------------                    ------------
                                                       225,002,759                     186,570,208
                                                      ------------                    ------------

Investment in The Merrill Lynch Fund of
Stripped U.S. Treasury Securities, at
Market Value (Note 2):
  2002 Trust                                               118,018        132,847          132,873
  2003 Trust                                               582,617        720,753          691,253
  2004 Trust                                                40,977         49,827           46,649
  2005 Trust                                               556,405        739,338          662,344
  2006 Trust                                               106,747        182,166          157,643
  2007 Trust                                               361,445        532,028          432,385
  2008 Trust                                               419,872      1,142,857          855,063
  2009 Trust                                                85,295        181,542          127,419
  2010 Trust                                               321,871        533,863          346,749
  2011 Trust                                                85,075        164,759          101,753
  2013 Trust                                                 5,849         13,807            7,442
  2014 Trust                                               399,184        914,748          455,005
  2019 Trust                                                53,178        145,851           52,283
                                                      ------------                    ------------
                                                         3,136,533                       4,068,861
                                                      ------------                    ------------
Total Invested Assets                                 $228,139,292                    $190,639,069
                                                      ============                    ============



   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001 (Continued)
--------------------------------------------------------------------------------

TOTAL INVESTED ASSETS, AT MARKET VALUE                              $190,639,069

Pending Trades                                                            28,906
                                                                    ------------
  Total Assets                                                       190,667,975
                                                                    ------------


LIABILITIES

Payable to Monarch Life Insurance Company                              2,633,243
                                                                    ------------
  Total Liabilities                                                    2,633,243
                                                                    ------------
  Net Assets                                                        $188,034,732
                                                                    ============

NET ASSETS

For Variable Life Insurance Policies                                $188,024,754
Unamortized Allocated Policy Loading (Note 1)                              9,978
                                                                    ------------
  Total Net Assets                                                  $188,034,732
                                                                    ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS                                     Cost            Shares/Units          Market Value
                                        ----------        ---------------       --------------
Investment in Merrill Lynch
 Series Fund, Inc., at Market
 Value (Note 2):
 Money Reserve Portfolio               $ 27,744,106          $27,744,106          $ 27,744,106
 Intermediate Government Bond
  Portfolio                               9,134,051              832,552             9,149,753
 Long-Term Corporate Bond Portfolio       7,026,738              614,517             6,839,573
 Capital Stock Portfolio                 33,410,297            1,389,333            26,869,693
 Growth Stock Portfolio                  55,853,763            1,613,454            43,611,650
 Multiple Strategy Portfolio             83,146,412            5,138,240            74,196,182
 High Yield Portfolio                    13,064,458            2,027,526            12,976,168
 Natural Resources Portfolio              1,095,407              103,291             1,194,046
 Global Strategy Portfolio                7,387,523              456,644             6,087,069
 Balanced Portfolio                       4,518,440              308,834             3,983,955
                                       ------------                               ------------
                                        242,381,195                                212,652,195
                                       ------------                               ------------

Investment in Merrill Lynch Fund of
 Stripped U.S. Treasury Securities,
 at Market Value (Note 2):
 2001 Trust                                 535,900              673,433               672,570
 2002 Trust                                  83,980              110,060               105,350
 2003 Trust                                 539,593              677,872               597,035
 2004 Trust                                  23,975               30,669                26,263
 2005 Trust                                 630,913              838,494               688,655
 2006 Trust                                  99,607              175,172               139,357
 2007 Trust                                 363,861              545,029               410,272
 2008 Trust                                 441,027            1,238,284               864,969
 2009 Trust                                  90,998              194,087               128,429
 2010 Trust                                 263,481              510,618               316,634
 2011 Trust                                  86,468              168,316                99,815
 2013 Trust                                   5,933               14,008                 7,325
 2014 Trust                                 447,182            1,040,098               506,184
 2019 Trust                                 161,942              444,895               160,287
                                       ------------                               ------------
                                          3,774,860                                  4,723,145
                                       ------------                               ------------
Total Invested Assets                  $246,156,055                               $217,375,340
                                       ============                               ============



   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000 (Continued)
--------------------------------------------------------------------------------

TOTAL INVESTED ASSETS, AT
 MARKET VALUE                                                                     $217,375,340

Pending Trades                                                                          12,132
                                                                                  ------------
 Total Assets                                                                      217,387,472
                                                                                  ------------

LIABILITIES
Payable to Monarch Life Insurance
 Company                                                                             2,698,429
                                                                                  ------------
 Total Liabilities                                                                   2,698,429
                                                                                  ------------
 Net Assets                                                                       $214,689,043
                                                                                  ============

NET ASSETS
For Variable Life Insurance
 Policies                                                                         $214,673,706
Unamortized Allocated Policy
 Loading (Note 1)                                                                       15,337
                                                                                  ------------
 Total Net Assets                                                                 $214,689,043
                                                                                  ============











   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
-------------------------------------------------------------------------------


                                                                               TOTALS - ALL DIVISIONS
                                                                     ---------------------------------------------
                                                                         2001            2000             1999
                                                                     ------------    ------------     ------------
Investment Income:
 Dividends (Note 2)                                                    $5,271,346     $35,933,975      $37,621,670
Expenses:
 Risk Charges and Administrative Expenses (Note 4)                     (1,139,265)     (1,364,761)      (1,318,926)
 Transaction Charges (Note 5)                                             (14,294)        (15,025)         (20,042)
                                                                     ------------    ------------     ------------
   Net Investment Income                                                4,117,787      34,554,189       36,282,702
                                                                     ------------    ------------     ------------

Net Realized Gains (Losses)                                            (8,966,020)      5,789,664        7,218,205
Net Unrealized Losses                                                  (8,719,498)    (47,072,371)      (3,695,621)
                                                                     ------------    ------------     ------------
   Net Realized and Unrealized Gains (Losses)                         (17,685,518)    (41,282,707)       3,522,584
                                                                     ------------    ------------     ------------

Net Increase (Decrease) in Net Assets
   Resulting from Operations                                          (13,567,731)     (6,728,518)      39,805,286
                                                                     ------------    ------------     ------------

Transfers of Net Premiums                                               3,787,198       4,061,844        4,479,601
Transfers of Policy Loading, Net                                           (5,359)        (24,784)         216,858
Transfers Due to Deaths                                                (1,844,082)     (4,106,839)      (1,664,565)
Transfers Due to Other Terminations                                    (7,472,073)    (13,403,370)     (19,796,356)
Transfers Due to Policy Loans                                          (1,641,505)     (2,039,837)        (332,696)
Transfers of Cost of Insurance                                         (5,407,834)     (5,579,520)      (5,520,934)
Transfers of Loan Processing Charges                                     (502,925)       (498,053)        (505,242)
Transfers Among Investment Divisions                                           --              --               --
                                                                     ------------    ------------     ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                               (13,086,580)    (21,590,559)     (23,123,334)
                                                                     ------------    ------------     ------------

Total Increase (Decrease) in Net Assets                               (26,654,311)    (28,319,077)      16,681,952
Net Assets - Beginning of Year                                        214,689,043     243,008,120      226,326,168
                                                                     ------------    ------------     ------------
Net Assets - End of Year                                             $188,034,732    $214,689,043     $243,008,120
                                                                     ============    ============     ============



   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                             Intermediate         Core
                                                                Money          Government         Bond
                                                               Reserve            Bond          Strategy
                                                Total          Division        Division         Division
                                            ------------      -----------     ----------        ----------
Investment Income:
  Dividends (Note 2)                        $  5,271,346      $ 1,459,389     $  509,385        $  409,778

Expenses:
  Risk Charges and Administrative
    Expenses (Note 4)                         (1,139,265)        (213,198)       (50,723)          (39,931)
  Transaction Charges (Note 5)                   (14,294)              --             --                --
                                            ------------      -----------     ----------        ----------
  Net Investment Income (Loss)                 4,117,787        1,246,191        458,662           369,847
                                            ------------      -----------     ----------        ----------

Net Realized Gains (Losses)                   (8,966,020)              --         32,235           (12,468)
Net Unrealized Gains (Losses)                 (8,719,498)              --         73,897           172,354
                                            ------------      -----------     ----------        ----------
  Net Realized and Unrealized Gains
    (Losses)                                 (17,685,518)              --        106,132           159,886
                                            ------------      -----------     ----------        ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                  (13,567,731)       1,246,191        564,794           529,733
                                            ------------      -----------     ----------        ----------

Transfers of Net Premiums                      3,787,198          754,025        209,291           237,081
Transfers of Policy Loading, Net                  (5,359)          (1,907)          (231)             (183)
Transfers Due to Deaths                       (1,844,082)        (614,871)       (37,254)          (59,062)
Transfers Due to Other Terminations           (7,472,073)      (1,818,506)      (399,621)         (164,024)
Transfers Due to Policy Loans                 (1,641,505)        (224,808)       (84,164)           (5,889)
Transfers of Cost of Insurance                (5,407,834)      (1,105,840)      (258,512)         (247,638)
Transfers of Loan Processing Charges            (502,925)        (120,381)       (21,156)          (21,098)
Transfers Among Investment Divisions                  --       15,023,903        147,467           172,435
                                            ------------      -----------     ----------        ----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions      (13,086,580)      11,891,615       (444,180)          (88,378)
                                            ------------      -----------     ----------        ----------

Total Increase (Decrease) in Net Assets      (26,654,311)      13,137,806        120,614           441,355
Net Assets - Beginning of Year               214,689,043       25,058,034      9,149,748         6,839,568
                                            ------------      -----------     ----------        ----------
Net Assets - End of Year                    $188,034,732      $38,195,840     $9,270,362        $7,280,923
                                            ============      ===========     ==========        ==========




                                                              Fundamental      Balanced
                                               Capital          Growth         Capital            High
                                                Stock          Strategy        Strategy           Yield
                                               Division        Division        Division          Division
                                            ------------      -----------     ----------        ----------
Investment Income:
  Dividends (Note 2)                        $    210,715      $  184,490     $ 1,583,191        $  770,392

Expenses:
  Risk Charges and Administrative
    Expenses (Note 4)                           (133,912)        (195,145)      (390,546)          (46,888)
  Transaction Charges (Note 5)                        --               --             --                --
                                            ------------      -----------    -----------        ----------
  Net Investment Income (Loss)                    76,803          (10,655)     1,192,645           723,504
                                            ------------      -----------    -----------        ----------

Net Realized Gains (Losses)                   (1,221,964)      (5,447,149)    (2,030,870)          441,261
Net Unrealized Gains (Losses)                 (1,684,846)      (2,807,575)    (4,596,511)          139,716
                                            ------------      -----------    -----------        ----------
  Net Realized and Unrealized Gains
    (Losses)                                  (2,906,810)      (8,254,724)    (6,627,381)          580,977
                                            ------------      -----------    -----------        ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                   (2,830,007)      (8,265,379)    (5,434,736)        1,304,481
                                            ------------      -----------    -----------        ----------

Transfers of Net Premiums                        589,392          496,044      1,283,066            41,698
Transfers of Policy Loading, Net                     (89)            (653)        (1,810)              (26)
Transfers Due to Deaths                         (150,055)        (237,039)      (625,941)          (30,567)
Transfers Due to Other Terminations             (475,027)        (574,716)    (3,571,762)           55,755
Transfers Due to Policy Loans                   (287,267)        (342,439)      (363,096)         (254,599)
Transfers of Cost of Insurance                  (690,910)        (912,933)    (1,887,855)          (55,293)
Transfers of Loan Processing Charges             (63,704)         (94,710)      (151,551)           (2,408)
Transfers Among Investment Divisions            (435,640)        (831,328)     1,903,556       (11,202,738)
                                            ------------      -----------    -----------        ----------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions       (1,513,300)      (2,497,774)    (3,415,393)      (11,448,178)
                                            ------------      -----------    -----------        ----------

Total Increase (Decrease) in Net Assets       (4,343,307)     (10,763,153)    (8,850,129)      (10,143,697)
Net Assets - Beginning of Year                26,869,689       43,125,429     74,682,384        12,976,168
                                            ------------      -----------    -----------        ----------
Net Assets - End of Year                    $ 22,526,382      $32,362,276    $65,832,255        $2,832,471
                                            ============      ===========    ===========        ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (Continued)
--------------------------------------------------------------------------------

                                                       GLOBAL
                                           NATURAL   ALLOCATION
                                          RESOURCES   STRATEGY      BALANCED     2001        2002      2003       2004       2005
                                          DIVISION    DIVISION      DIVISION   DIVISION    DIVISION  DIVISION   DIVISION   DIVISION
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
Investment Income:
  Dividends (Note 2)                     $    5,678  $    96,624  $    41,704  $      --   $     --  $     --   $     --   $     --
Expenses:
  Risk Charges and Administrative
    Expenses (Note 4)                        (4,721)     (32,343)      (8,124)      (437)      (764)   (3,914)       (217)   (3,648)
  Transaction Charges (Note 5)                   --           --           --       (274)      (469)   (2,260)       (148)   (2,330)
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
    Net Investment Income (Loss)                957       64,281       33,580       (711)    (1,233)   (6,174)       (365)   (5,978)
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
Net Realized Gains (Losses)                  22,851     (237,411)    (788,659)   140,062     13,696     4,552         465    10,461
Net Unrealized Gains (Losses)              (179,452)    (355,614)     534,485   (136,672)    (6,515)   51,192       3,382    48,197
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
  Net Realized and Unrealized Gains
   (Losses)                                (156,601)    (593,025)    (254,174)     3,390      7,181    55,744       3,847    58,658
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                (155,644)    (528,744)    (220,594)     2,679      5,948    49,570       3,482    52,680
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
Transfers of Net Premiums                    12,130      106,485       32,414         --         --     5,142         122       436
Transfers of Policy Loading, Net                  7         (352)        (115)        --         --        --          --        --
Transfers Due to Deaths                     (41,046)     (48,247)          --         --         --        --          --        --
Transfers Due to Other Terminations         (13,836)    (229,947)      (7,602)  (157,759)      (262)     (526)       (123)  (63,255)
Transfers Due to Policy Loans               (18,645)     (34,476)     (12,900)     2,500         --        --          --    (1,628)
Transfers of Cost of Insurance              (18,566)    (131,322)       3,113      2,153     (2,749)  (13,584)     (2,363)  (12,416)
Transfers of Loan Processing Charges         (2,335)     (15,979)       1,182        530       (108)     (675)       (680)     (313)
Transfers Among Investment Divisions       (289,844)    (204,994)  (3,779,464)  (522,658)    24,680    54,253      19,948    (1,845)
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions    (372,135)    (558,832)   (3,763,372) (675,234)    21,561    44,610      16,904   (79,021)
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
Total Increase (Decrease) in Net Assets    (527,779)  (1,087,576)   (3,983,966) (672,555)    27,509    94,180      20,386   (26,341)
Net Assets - Beginning of Year            1,194,026    6,087,068     3,983,966   672,555    105,347   597,020      26,241   688,638
                                         ----------  -----------  ------------ ---------   --------  --------   ---------  --------
Net Assets - End of Year                 $  666,247  $ 4,999,492  $         -- $      --   $132,856  $691,200   $  46,627  $662,297
                                         ==========  ===========  ============ =========   ========  ========   =========  ========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)
--------------------------------------------------------------------------------

                                                       2006      2007      2008      2009      2010      2011      2013      2014
                                                     DIVISION  DIVISION  DIVISION  DIVISION  DIVISION  DIVISION  DIVISION  DIVISION
                                                     --------  --------  --------  --------  --------  --------  --------  --------
Investment Income:
  Dividends (Note 2)                                 $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
Expenses:
  Risk Charges and Administrative Expenses (Note 4)      (809)   (2,460)   (4,327)     (751)   (2,226)     (667)      (37)   (2,958)
  Transaction Charges (Note 5)                           (523)   (1,457)   (2,934)     (445)   (1,169)     (349)      (26)   (1,616)
                                                     --------  --------  --------  --------  --------  --------  --------  --------
    Net Investment Income (Loss)                       (1,332)   (3,917)   (7,261)   (1,196)   (3,395)   (1,016)      (63)   (4,574)
                                                     --------  --------  --------  --------  --------  --------  --------  --------
Net Realized Gains (Losses)                             1,699     8,232    47,801     2,864    38,642       784        29    12,015
Net Unrealized Gains (Losses)                          11,137    24,530    11,244     4,718   (28,275)    3,330       201    (3,182)
                                                     --------  --------  --------  --------  --------  --------  --------  --------
  Net Realized and Unrealized Gains (Losses)           12,836    32,762    59,045     7,582    10,367     4,114       230     8,833
                                                     --------  --------  --------  --------  --------  --------  --------  --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          11,504    28,845    51,784     6,386     6,972     3,098       167     4,259
                                                     --------  --------  --------  --------  --------  --------  --------  --------
Transfers of Net Premiums                               1,172     4,778     3,834     3,530        --     1,433        --     5,125
Transfers of Policy Loading, Net                           --        --        --        --        --        --        --        --
Transfers Due to Deaths                                    --        --        --        --        --        --        --        --
Transfers Due to Other Terminations                       (92)  (23,566)  (23,942)   (3,412)     (502)      (27)       (2)       39
Transfers Due to Policy Loans                              --    23,387     1,297        --        --        --        --     1,222
Transfers of Cost of Insurance                         (3,515)  (10,330)  (37,725)   (6,115)   (3,831)   (2,491)      (50)   (7,316)
Transfers of Loan Processing Charges                     (408)   (1,154)   (5,072)   (1,332)      (91)      (84)       --      (586)
Transfers Among Investment Divisions                    9,596       132      (126)      (49)   27,548        18        --   (53,945)
                                                     --------  --------  --------  --------  --------  --------  --------  --------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 6,753    (6,753)  (61,734)   (7,378)   23,124    (1,151)      (52)  (55,461)
                                                     --------  --------  --------  --------  --------  --------  --------  --------
Total Increase (Decrease) in Net Assets                18,257    22,092    (9,950)     (992)   30,096     1,947       115   (51,202)
Net Assets - Beginning of Year                        139,359   410,261   864,954   128,401   316,625    99,795     7,317   506,171
                                                     --------  --------  --------  --------  --------  --------  --------  --------
Net Assets - End of Year                             $157,616  $432,353  $855,004  $127,409  $346,721  $101,742  $  7,432  $454,969
                                                     ========  ========  ========  ========  ========  ========  ========  ========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (Continued)
--------------------------------------------------------------------------------

                                                       2019
                                                     DIVISION
                                                     --------
Investment Income:
  Dividends (Note 2)                                 $     --
Expenses:
  Risk Charges and Administrative Expenses (Note 4)      (519)
  Transaction Charges (Note 5)                           (294)
                                                     --------
    Net Investment Income (Loss)                         (813)
                                                     --------
Net Realized Gains (Losses)                            (5,148)
Net Unrealized Gains (Losses)                             761
                                                     --------
  Net Realized and Unrealized Gains (Losses)           (4,387)
                                                     --------
Net Increase (Decrease) in Net Assets
    Resulting from Operations                          (5,200)
                                                     --------
Transfers of Net Premiums                                  --
Transfers of Policy Loading, Net                           --
Transfers Due to Deaths                                    --
Transfers Due to Other Terminations                       642
Transfers Due to Policy Loans                         (40,000)
Transfers of Cost of Insurance                         (1,746)
Transfers of Loan Processing Charges                     (812)
Transfers Among Investment Divisions                  (60,905)
                                                     --------
Net Increase (Decrease) in Net Assets
    Resulting from Principal Transactions            (102,821)
                                                     --------
Total Increase (Decrease) in Net Assets              (108,021)
Net Assets - Beginning of Year                        160,279
                                                     --------
Net Assets - End of Year                             $ 52,258
                                                     ========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                         Intermediate     Long-Term
                                                                             Money        Government      Corporate      Capital
                                                                           Reserve           Bond           Bond          Stock
                                                             Total         Division        Division       Division       Division
                                                         ------------    ------------    ------------    ----------    ------------
Investment Income:
  Dividends (Note 2)                                     $ 35,933,975    $  2,179,818     $  508,344     $  434,148    $  7,518,591
Expenses:
  Risk Charges and Administrative Expenses (Note 4)        (1,364,761)       (210,347)       (46,761)       (36,300)       (177,241)
  Transaction Charges (Note 5)                                (15,025)             --             --             --              --
                                                         ------------    ------------     ----------     ----------    ------------
    Net Investment Income (Loss)                           34,554,189       1,969,471        461,583        397,848       7,341,350
                                                         ------------    ------------     ----------     ----------    ------------

Net Realized Gains (Losses)                                 5,789,664              --          5,669        (67,887)      1,471,593
Net Unrealized Gains (Losses)                             (47,072,371)             --        434,101        247,863     (11,926,008)
                                                         ------------    ------------     ----------     ----------    ------------
  Net Realized and Unrealized Gains (Losses)              (41,282,707)             --        439,770        179,976     (10,454,415)
                                                         ------------    ------------     ----------     ----------    ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                (6,728,518)      1,969,471        901,353        577,824      (3,113,065)
                                                         ------------    ------------     ----------     ----------    ------------

Transfers of Net Premiums                                   4,061,844         827,078        219,326        250,903         607,960
Transfers of Policy Loading, Net                              (24,784)         (6,296)          (501)          (416)         (5,975)
Transfers Due to Deaths                                    (4,106,839)       (598,091)      (144,912)      (215,052)       (692,538)
Transfers Due to Other Terminations                       (13,403,370)     (3,387,975)      (385,398)      (513,830)     (1,890,232)
Transfers Due to Policy Loans                              (2,039,837)        807,025        (38,899)        36,216        (581,238)
Transfers of Cost of Insurance                             (5,579,520)       (842,901)      (213,405)      (203,108)       (758,867)
Transfers of Loan Processing Charges                         (498,053)        (99,786)       (16,683)       (17,819)        (63,578)
Transfers Among Investment Divisions                               --     (10,515,471)       254,970       (158,634)      1,002,047
                                                         ------------    ------------     ----------     ----------    ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                   (21,590,559)    (13,816,417)      (325,502)      (821,740)     (2,382,421)
                                                         ------------    ------------     ----------     ----------    ------------

Total Increase (Decrease) in Net Assets                   (28,319,077)    (11,846,946)       575,851       (243,916)     (5,495,486)
Net Assets - Beginning of Year                            243,008,120      36,904,980      8,573,897      7,083,484      32,365,175
                                                         ------------    ------------     ----------     ----------    ------------
Net Assets - End of Year                                 $214,689,043    $ 25,058,034     $9,149,748     $6,839,568    $ 26,869,689
                                                         ============    ============     ==========     ==========    ============


                                                            Growth         Multiple          High
                                                            Stock          Strategy         Yield
                                                           Division        Division        Division
                                                         ------------    ------------    -----------
Investment Income:
  Dividends (Note 2)                                     $ 10,755,909    $ 12,632,946    $   541,482
Expenses:
  Risk Charges and Administrative Expenses (Note 4)          (284,159)       (473,205)       (38,008)
  Transaction Charges (Note 5)                                     --              --             --
                                                         ------------    ------------    -----------
    Net Investment Income (Loss)                           10,471,750      12,159,741        503,474
                                                         ------------    ------------    -----------

Net Realized Gains (Losses)                                 3,562,450         263,456          2,929
Net Unrealized Gains (Losses)                             (17,341,822)    (16,659,503)      (104,545)
                                                         ------------    ------------    -----------
  Net Realized and Unrealized Gains (Losses)              (13,779,372)    (16,396,047)      (101,616)
                                                         ------------    ------------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                (3,307,622)     (4,236,306)       401,858
                                                         ------------    ------------    -----------

Transfers of Net Premiums                                     496,599       1,362,723         46,428
Transfers of Policy Loading, Net                               (3,281)         (5,600)           (21)
Transfers Due to Deaths                                      (828,341)     (1,386,604)       (29,060)
Transfers Due to Other Terminations                        (1,739,541)     (4,369,260)      (282,376)
Transfers Due to Policy Loans                                (915,833)       (791,336)      (251,984)
Transfers of Cost of Insurance                             (1,090,516)     (1,912,483)      (198,349)
Transfers of Loan Processing Charges                         (103,577)       (140,102)       (21,608)
Transfers Among Investment Divisions                         (352,972)       (354,215)    10,536,692
                                                         ------------    ------------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    (4,537,462)     (7,596,877)     9,799,722
                                                         ------------    ------------    -----------

Total Increase (Decrease) in Net Assets                    (7,845,084)    (11,833,183)    10,201,580
Net Assets - Beginning of Year                             50,970,513      86,515,567      2,774,588
                                                         ------------    ------------    -----------
Net Assets - End of Year                                 $ 43,125,429    $ 74,682,384    $12,976,168
                                                         ============    ============    ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (CONTINUED)
-------------------------------------------------------------------------------

                                 Natural      Global
                                 Resources    Strategy     Balanced     2000        2001       2002       2003       2004
                                 Division     Division     Division     Division    Division   Division   Division   Division
Investment Income:

 Dividends (Note 2)              $     6,855  $   885,384  $   470,498  $       --  $      --  $      --  $      --  $     --

Expenses:

 Risk Charges and Administration
  Expenses (Note 4)                   (4,691)     (42,377)     (26,932)       (578)    (3,619)      (572)    (3,224)     (124)

 Transaction Charges (Note 5)             --           --           --        (368)    (2,260)      (346)    (1,861)      (84)
                                 -----------  -----------  -----------  ----------  ---------  ---------  ---------  --------
  Net investment Income (Loss)         2,164      843,007      443,566        (946)    (5,879)      (918)    (5,085)     (208)
                                 -----------  -----------  -----------  ----------  ---------  ---------  ---------  --------

 Net Realized Gains (Losses)          97,847      176,040      (25,950)    166,867     15,771      1,029        183        40

 Net Unrealized Gains (Losses)       121,777   (1,693,746)    (477,659)   (161,931)    25,434      6,759     54,934     2,648
                                 -----------  -----------  -----------  ----------  ---------  ---------  ---------  --------
  Net Realized and Unrealized
   Gains (Losses)                    219,624   (1,517,706)    (503,609)      4,936     41,205      7,788     55,117     2,688
                                 -----------  -----------  -----------  ----------  ---------  ---------  ---------  --------

 Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                         221,788     (674,699)     (60,043)      3,990     35,326      6,870     50,032     2,480
                                 -----------  -----------  -----------  ----------  ---------  ---------  ---------  --------

 Transfers of Net Premiums            11,731      120,281       91,857          --        791         --      5,142       122

 Transfers of Policy
  Loading, Net                          (222)      (1,229)      (1,110)         --         --         --        (77)       --

 Transfers Due to Deaths              (1,012)    (129,291)     (65,968)         --         --         --         --        --

 Transfers Due to Other
  Terminations                      (256,711)    (312,733)    (209,005)      3,733    (27,120)       (67)      (583)      (14)

 Transfers Due to Policy Loans         2,336     (254,083)     (78,671)         --       (183)      (472)      (945)       --

 Transfers of Cost of Insurance      (17,927)    (143,621)     (97,044)      4,508    (12,341)    (1,649)   (10,819)   (1,817)

 Transfers of Loan Processing
  Charges                             (2,404)     (12,846)      (8,737)        108     (1,130)       (17)      (549)     (622)

 Transfers Among Investment
  Divisions                          338,064      223,961     (206,323)   (904,019)    43,028        940     34,809       920
                                 -----------  -----------  -----------  ----------  ---------  ---------  ---------  --------

 Net Increase (Decrease) in
  Net Assets Resulting from
  Principal Transactions              73,855     (509,561)    (575,001)   (895,670)     3,045     (1,265)    26,978    (1,411)
                                 -----------  -----------  -----------  ----------  ---------  ---------  ---------  --------

 Total Increase (Decrease)
  in Net Assets                      295,643   (1,184,260)    (635,044)   (891,680)    38,371      5,605     77,010     1,069

 Net Assets - Beginning of Year      898,383    7,271,328    4,619,010     891,680    634,184     99,742    520,010    25,172
                                 -----------  -----------  -----------  ----------  ---------  ---------  ---------  --------

 Net Assets - End of Year        $ 1,194,026  $ 6,087,068  $ 3,983,966  $       --  $ 672,555  $ 105,347  $ 597,020  $ 26,241
                                 ===========  ===========  ===========  ==========  =========  =========  =========  ========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (Continued)
--------------------------------------------------------------------------------

                                    2005         2006         2007         2008         2009        2010         2011        2013
                                  Division     Division     Division     Division     Division    Division     Division    Division
                                  --------     --------     --------     --------     --------    --------     --------    --------
Investment Income:
 Dividends (Note 2)               $     --     $     --     $     --     $     --     $     --    $     --     $     --    $     --
Expenses:
 Risk Charges and Administrative
   Expenses (Note 4)                (3,383)        (684)      (2,159)      (4,128)        (783)     (1,751)        (621)        (32)
 Transaction Charges (Note 5)       (2,167)        (438)      (1,278)      (2,772)        (457)       (910)        (331)        (22)
                                  --------     --------     --------     --------     --------    --------     --------    --------
  Net Investment Income (Loss)      (5,550)      (1,122)      (3,437)      (6,900)      (1,240)     (2,661)        (952)        (54)
                                  --------     --------     --------     --------     --------    --------     --------    --------
Net Realized Gains (Losses)            184       10,118        2,253       47,422        9,711       1,147        4,526          11
Net Unrealized Gains (Losses)       80,073        8,265       57,550       95,028       13,751      53,474       15,270       1,506
                                  --------     --------     --------     --------     --------    --------     --------    --------
 Net Realized and Unrealized
   Gains (Losses)                   80,257       18,383       59,803      142,450       23,462      54,621       19,796       1,517
                                  --------     --------     --------     --------     --------    --------     --------    --------
Net Increase (Decrease) in
   Net Assets Resulting from
   Operations                       74,707       17,261       56,366      135,550       22,222      51,960       18,844       1,463
                                  --------     --------     --------     --------     --------    --------     --------    --------
Transfers of Net Premiums              458        1,172        4,778        3,834        3,878         225        1,433          --
Transfers of Policy Lending,
   Net                                 (11)          --           --           --           (7)         --          (30)         --
Transfers Due to Deaths                 --           --           --           --           --          --           --          --
Transfers Due to Other
   Terminations                       (625)     (22,661)        (295)      (4,834)         102        (385)        (104)         (5)
Transfers Due to Policy Loans       30,322           --         (292)         250        1,500          --           --          --
Transfers of Cost of Insurance     (10,793)      (2,809)      (9,299)     (35,710)      (5,218)     (2,751)      (1,864)        (43)
Transfers of Loan Processing
   Charges                            (328)        (302)      (1,015)      (4,715)      (1,228)        (14)         (54)          1
Transfers Among Investment
   Divisions                         1,319       13,430          (19)       7,934      (47,703)     36,881        1,597          --
                                  --------     --------     --------     --------     --------    --------     --------    --------
Net Increase (Decrease) in
   Net Assets Resulting from
   Principal Transactions           20,342      (11,170)      (6,142)     (33,241)     (48,676)     33,956          978         (47)
                                  --------     --------     --------     --------     --------    --------     --------    --------
Total Increase (Decrease)
   in Net Assets                    95,049        6,091       50,224      102,309      (26,454)     85,916       19,822       1,416
Net Assets - Beginning of
   Year                            593,589      133,268      360,037      762,645      154,855     230,709       79,973       5,901
                                  --------     --------     --------     --------     --------    --------     --------    --------
Net Assets - End of Year          $688,638     $139,359     $410,261     $864,954     $128,401    $316,625     $ 99,795    $  7,317
                                  ========     ========     ========     ========     ========    ========     ========    ========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (Continued)
--------------------------------------------------------------------------------

                                    2014         2019
                                  Division     Division
                                  --------     --------
Investment Income:
 Dividends (Note 2)               $     --     $     --
Expenses:
 Risk Charges and Administrative
   Expenses (Note 4)                (2,264)        (818)
 Transaction Charges (Note 5)       (1,268)        (463)
                                  --------     --------
  Net Investment Income (Loss)      (3,532)      (1,281)
                                  --------     --------
Net Realized Gains (Losses)         18,188       26,067
Net Unrealized Gains (Losses)       75,082         (672)
                                  --------     --------
 Net Realized and Unrealized
   Gains (Losses)                   93,270       25,395
                                  --------     --------
Net Increase (Decrease) in
   Net Assets Resulting from
   Operations                       89,738       24,114
                                  --------     --------
Transfers of Net Premiums            5,125           --
Transfers of Policy Lending,
   Net                                  (8)          --
Transfers Due to Deaths            (15,970)          --
Transfers Due to Other
   Terminations                     (2,880)        (571)
Transfers Due to Policy Loans       (3,550)          --
Transfers of Cost of Insurance      (8,757)      (1,937)
Transfers of Loan Processing
   Charges                            (947)        (101)
Transfers Among Investment
   Divisions                       (15,278)      58,042
                                  --------     --------
Net Increase (Decrease) in
   Net Assets Resulting from
   Principal Transactions          (42,265)      55,433
                                  --------     --------
Total Increase (Decrease)
   in Net Assets                    47,473       79,547
Net Assets - Beginning of
   Year                            458,698       80,732
                                  --------     --------
Net Assets - End of Year          $506,171     $160,279
                                  ========     ========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                               INTERMEDIATE   LONG-TERM
                                                    MONEY       GOVERNMENT    CORPORATE     CAPITAL       GROWTH
                                                   RESERVE         BOND         BOND         STOCK         STOCK
                                     TOTAL        DIVISION       DIVISION     DIVISION      DIVISION      DIVISION
                                 -------------  ------------  ------------  ------------  ------------  ------------
Investment Income:

  Dividends (Note 2)             $ 37,621,670   $ 1,797,321   $   652,166   $   554,620   $ 5,422,943   $12,267,525

Expenses:

  Risk Charges and
    Administrative Expenses
    (Note 4)                       (1,318,926)     (215,357)      (53,759)      (42,266)     (163,887)     (228,176)

  Transaction Charges
    (Note 5)                          (20,042)           --            --            --            --           --
                                 ------------   -----------   -----------   -----------   -----------   -----------
    Net Investment
      Income (Loss)                36,282,702     1,581,964       598,407       512,354     5,259,056    12,039,349
                                 ------------   -----------   -----------   -----------   -----------   -----------
Net Realized Gains
  (Losses)                          7,218,205            --      (219,641)     (178,105)    1,386,310     4,629,011


Net Unrealized Gains
  (Losses)                         (3,695,621)           --      (568,039)     (570,354)    1,185,830    (2,849,246)
                                 ------------   -----------   -----------   -----------   -----------   -----------
  Net Realized and
    Unrealized Gains
    (Losses)                        3,522,584            --      (787,680)     (748,459)    2,572,140     1,779,765
                                 ------------   -----------   ------------  -----------   -----------   -----------

Net Increase (Decrease)
  in Net Assets Resulting
  from Operations                  39,805,286     1,581,964      (189,273)     (236,105)    7,831,196    13,819,114
                                 ------------   -----------   -----------   -----------   -----------   -----------

Transfers of Net Premiums           4,479,601       868,437       257,331       303,829       697,379       517,028

Transfers of Policy
  Loading, Net                        216,858       250,229          (605)         (192)      (12,242)      (11,531)

Transfers Due to Deaths            (1,664,565)     (445,012)     (165,100)      (50,504)     (108,998)     (112,953)

Transfers Due to Other
  Terminations                    (19,796,356)   (7,199,949)   (1,677,016)     (789,877)   (2,095,979)   (1,454,419)

Transfers Due to Policy
  Loans                              (332,696)    1,357,351       (25,330)       26,973      (418,995)     (217,445)

Transfers of Cost
  of Insurance                     (5,520,934)   (1,042,584)     (240,814)     (226,079)     (694,558)     (939,938)

Transfers of Loan
  Processing Charges                 (505,242)     (127,472)      (15,854)      (19,645)      (59,197)      (91,113)

Transfers Among
  Investment Divisions                     --     3,657,115      (537,061)     (342,007)     (612,799)      848,900
                                 ------------  -----------   -----------   -----------   -----------   -----------

Net Increase (Decrease)
  in Net Assets  Resulting
  from Principal Transactions     (23,123,334)   (2,681,885)   (2,404,449)   (1,097,502)   (3,305,389)   (1,461,471)
                                 ------------   -----------   -----------   -----------   -----------   -----------

Total Increase (Decrease)
  in Net Assets                    16,681,952    (1,099,921)   (2,593,722)   (1,333,607)    4,525,807    12,357,643

Net Assets - Beginning of Year    226,326,168    38,004,901    11,167,619     8,417,091    27,839,368    36,612,870
                                 ------------   -----------   -----------   -----------   -----------   -----------
Net Assets - End of Year         $243,008,120   $36,904,980   $ 8,573,897   $ 7,083,484   $32,365,175   $50,970,513
                                 ============   ===========   ===========   ===========   ===========   ===========

                                      MULTIPLE                HIGH
                                      STRATEGY                YIELD
                                      DIVISION               DIVISION
                                    ------------           ------------
Investment Income:

  Dividends (Note 2)                $14,513,012            $   751,000

Expenses:

 Risk Charges and
   Administrative Expenses
   (Note 4)                            (462,893)               (45,221)

 Transaction Charges
   (Note 5)                                  --                     --
                                    -----------            -----------
   Net Investment
     Income (Loss)                   14,050,119                705,779
                                    -----------            -----------

Net Realized Gains
  (Losses)                               14,709                332,037

Net Unrealized Gains
  (Losses)                              500,046                (82,776)
                                    -----------            -----------
  Net Realized and
    Unrealized Gains
    (Losses)                            514,755                249,261
                                    -----------            -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations                    14,564,874                955,040
                                    -----------            -----------
Transfers of Net Premiums             1,516,609                 48,164

Transfers of Policy
  Loading, Net                          (12,555)                (1,197)

Transfers Due to Deaths                (662,171)                (4,569)

Transfers Due to Other
  Terminations                       (4,581,523)              (312,017)

Transfers Due to Policy
  Loans                              (1,196,389)               194,306

Transfers of Cost
  of Insurance                       (1,865,259)              (125,723)

Transfers of Loan
  Processing Charges                   (133,987)               (19,607)

Transfers Among
  Investment Divisions               (1,248,843)            (1,091,939)
                                    -----------            -----------
Net Increase (Decrease)
  in Net Assets Resulting
  from Principal Transactions        (8,184,118)            (1,312,582)
                                    -----------            -----------
Total Increase (Decrease)
  in Net Assets                       6,380,756               (357,542)

Net Assets - Beginning of Year       80,134,811              3,132,130
                                    -----------            -----------
Net Assets - End of Year            $86,515,567            $ 2,774,588
                                    ===========            ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999 (CONTINUED)
_______________________________________________________________________________

                                     Natural      Global
                                    Resources    Strategy     Balanced        1999       2000        2001       2002        2003
                                     Division    Division     Division      Division   Division    Division   Division    Division
                                    ---------   ----------   -----------    ---------  ---------   ---------  --------   ----------
Investment Income:
 Dividends (Note 2)                  $ 28,720   $  836,487    $  797,876    $      --   $     --    $     --   $    --    $      --

Expenses:
 Risk Charges and Administrative
  Expenses (Note 4)                    (4,830)     (40,675)      (28,644)        (139)    (5,203)     (3,618)     (554)      (4,818)
 Transaction Charges (Note 5)              --           --            --          (91)    (3,176)     (2,241)     (334)      (2,784)
                                    ---------   ----------    ----------    ---------   --------    --------   -------   ----------
  Net Investment Income (Loss)         23,890      795,812       769,232         (230)    (8,379)     (5,859)     (888)      (7,602)
                                    ---------   ----------    ----------    ---------   --------    --------   -------   ----------

Net Realized Gains (Losses)           132,678      381,321        92,725       50,830     38,118      34,463       825      309,071
Net Unrealized Gains (Losses)          20,592       94,078      (504,574)     (49,781)     3,091     (14,702)      372     (333,506)
                                    ---------   ----------    ----------    ---------   --------    --------   -------   ----------
 Net Realized and Unrealized
  Gains (Losses)                      153,270      475,399      (411,849)       1,049     41,209      19,761     1,197      (24,435)
                                    ---------   ----------    ----------    ---------   --------    --------   -------   ----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                           177,160    1,271,211       357,383          819     32,830      13,902       309      (32,037)
                                    ---------   ----------    ----------    ---------   --------    --------   -------   ----------

 Transfers of Net Premiums             19,434      121,575       102,938           --        171         791        --        5,142
 Transfers of Policy Loading, Net        (450)      (2,464)       (2,722)          --       (400)       (400)     (200)       2,612
 Transfers Due to Deaths               (2,994)     (41,023)      (43,157)          --         --      (9,476)       --           --
 Transfers Due to Other
  Terminations                        (71,213)    (293,841)     (239,985)         648    (99,169)    (25,150)      (17)    (572,282)
 Transfers Due to Policy Loans         37,513      (87,393)      (67,497)          --      2,082      38,457        --       (1,684)
 Transfers of Cost of Insurance       (18,254)    (132,435)     (103,761)       1,757    (18,768)    (12,337)   (1,666)     (11,751)
 Transfers of Loan Processing
  Charges                              (2,223)     (11,932)       (9,873)         235       (923)     (1,650)      (26)         (57)
 Transfers Among Investment
  Divisions                            35,131     (434,441)     (347,642)    (239,825)    24,983     (44,691)   13,604       (1,880)
                                    ---------   ----------    ----------    ---------   --------    --------   -------   ----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Principal Transactions                (3,056)    (881,954)     (711,699)    (237,185)   (92,024)    (54,456)   11,695     (579,900)
                                    ---------   ----------    ----------    ---------   --------    --------   -------   ----------
 Total Increase (Decrease) in
  Net Assets                          174,104      389,257      (354,316)    (236,366)   (59,194)    (40,554)   12,004     (611,937)
 Net Assets-Beginning of Year         724,279    6,882,071     4,973,326      236,366    950,874     674,738    87,738    1,131,947
                                    ---------   ----------    ----------    ---------   --------    --------   -------   ----------
 Net Assets-End of Year             $ 898,383   $7,271,328    $4,619,010    $      --   $891,680    $634,184   $99,742   $  520,010
                                    =========   ==========    ==========    =========   ========    ========   =======   ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (CONTINUED)

--------------------------------------------------------------------------------

                                       2004        2005         2006         2007        2008        2009        2010        2011
                                     DIVISION    DIVISION     DIVISION     DIVISION    DIVISION    DIVISION    DIVISION    DIVISION
                                     --------    --------     --------     --------    --------    --------    --------    --------
Investment Income:
  Dividends (Note 2)                $      --   $      --    $      --    $      --   $      --   $      --   $      --   $      --
Expenses:
  Risk Charges and Administrative
    Expenses (Note 4)                    (123)     (3,526)      (1,031)      (3,069)     (4,379)       (961)     (1,548)       (257)
  Transaction Charges (Note 5)            (84)     (2,241)        (626)      (1,778)     (2,936)       (556)       (795)       (127)
                                    ---------   ---------    ---------    ---------   ---------   ---------   ---------   ---------
  Net Investment Income (Loss)           (207)     (5,767)      (1,657)      (4,847)     (7,315)     (1,517)     (2,343)       (384)
                                    ---------   ---------    ---------    ---------   ---------   ---------   ---------   ---------

Net Realized Gains (Losses)                 3      10,071       27,363      132,423      94,327       1,088      22,140      (1,535)
Net Unrealized Gains (Losses)            (572)    (39,964)     (39,024)    (176,118)   (177,463)    (18,307)    (48,961)     (1,336)
                                    ---------   ---------    ---------    ---------   ---------   ---------   ---------   ---------
  Net Realized and Unrealized
    Gains (Losses)                       (569)    (29,893)     (11,661)     (43,695)    (83,136)    (17,219)    (26,821)     (2,871)
                                    ---------   ---------    ---------    ---------   ---------   ---------   ---------   ---------

Net Increase (Decrease) in
 Net Assets Resulting from
  Operations                             (776)    (35,660)     (13,318)     (48,542)    (90,451)    (18,736)    (29,164)     (3,255)
                                    ---------   ---------    ---------    ---------   ---------   ---------   ---------   ---------

Transfers of Net Premiums                 122         458        1,172        4,778       2,571       3,878         281       2,388
Transfers of Policy Loading, Net         (100)      1,057           91        1,900        (601)       (307)         (3)        251
Transfers Due to Deaths                    --     (12,214)          --       (6,394)         --          --          --          --
Transfers Due to Other
 Terminations                             (37)        912          202     (305,884)    (80,213)        116          (6)       (221)
Transfers Due to Policy Loans              --     (30,693)       1,290       46,750       6,913       1,090          --          --
Transfers of Cost of Insurance         (1,786)    (10,348)      (3,232)     (13,240)    (37,033)     (5,692)     (2,330)       (973)
Transfers of Loan Processing
 Charges                                 (602)       (469)        (280)      (1,491)     (4,788)     (1,362)         (2)       (117)
Transfers Among Investment
 Divisions                             11,472     (36,557)     (48,917)     141,691     (30,371)       (283)     12,149      46,806
                                    ---------   ---------    ---------    ---------   ---------   ---------   ---------   ---------

Net Increase (Decrease) in Net
  Assets Resulting from Principal
    Transactions                        9,069     (87,854)     (49,674)    (131,890)   (143,522)     (2,560)     10,089      48,134
                                    ---------   ---------    ---------    ---------   ---------   ---------   ---------   ---------

Total Increase (Decrease) in
 Net Assets                             8,293    (123,514)     (62,992)    (180,432)   (233,973)    (21,296)    (19,075)     44,879
Net Assets - Beginning of Year         16,879     717,103      196,260      540,469     996,618     176,151     249,784      35,094
                                    ---------   ---------    ---------    ---------   ---------   ---------   ---------   ---------
Net Assets - End of Year            $  25,172   $ 593,589    $ 133,268    $ 360,037   $ 762,645   $ 154,855   $ 230,709   $  79,973
                                    =========   =========    =========    =========   =========   =========   =========   =========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (CONTINUED)

--------------------------------------------------------------------------------

                                                            2013            2014            2019
                                                          DIVISION        DIVISION        DIVISION
                                                          --------        --------        --------
 Investment Income:
   Dividends (Note 2)                                   $      --       $      --       $      --
 Expenses:
   Risk Charges and Administrative Expenses (Note 4)          (31)         (3,827)           (134)
   Transaction Charges (Note 5)                               (22)         (2,175)            (76)
                                                        ---------       ---------       ---------
   Net Investment Income (Loss)                               (53)         (6,002)           (210)
                                                        ---------       ---------       ---------

 Net Realized Gains (Losses)                                    2         (70,661)         (1,368)
 Net Unrealized Gains (Losses)                               (894)        (23,030)           (983)
                                                        ---------       ---------       ---------
   Net Realized and Unrealized Gains (Losses)                (892)        (93,691)         (2,351)
                                                        ---------       ---------       ---------

 Net Increase (Decrease) in Net Assets
   Resulting from Operations                                 (945)        (99,693)         (2,561)
                                                        ---------       ---------       ---------

 Transfers of Net Premiums                                     --           5,125              --
 Transfers of Policy Loading, Net                            (300)          6,987              --
 Transfers Due to Deaths                                       --              --              --
 Transfers Due to Other Terminations                            6             653             (95)
 Transfers Due to Policy Loans                                 --               5              --
 Transfers of Cost of Insurance                               (38)        (13,113)           (979)
 Transfers of Loan Processing Charges                           1          (2,718)            (90)
 Transfers Among Investment Divisions                         (17)        140,965          84,457
                                                        ---------       ---------       ---------

 Net Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                     (348)        137,904          83,293
                                                        ---------       ---------       ---------

 Total Increase (Decrease) in Net Assets                   (1,293)         38,211          80,732
 Net Assets - Beginning of Year                             7,194         420,487              --
                                                        ---------       ---------       ---------
 Net Assets - End of Year                               $   5,901       $ 458,698       $  80,732
                                                        =========       =========       =========


 The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of twenty-two investment divisions. Nine of the divisions each invest solely in the shares of the nine corresponding portfolios of the Merrill Lynch Series Fund, Inc. (Series Fund). The Series Fund is registered under the 1940 Act as a diversified, open-end management investment company, with the exceptions of Global Allocation Strategy Portfolio (formerly Global Strategy Portfolio) and Natural Resources Portfolio, which are classified as non-diversified with respect to their investment objectives. The Series Fund's investment advisor is Merrill Lynch Investment Managers, L.P. Thirteen of the divisions each invest solely in the units of the thirteen corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from the annual or single premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION (Continued)

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

The Balanced Capital Strategy, Core Bond Strategy, Fundamental Growth Strategy, and Global Allocation Strategy portfolios were formerly named the Multiple Strategy, Long Term Corporate Bond, Growth Stock, and Global Strategy portfolios, respectively.

Simultaneously, each of the corresponding investment divisions of the Account were renamed, respectively.

Additionally, the Balanced Capital Strategy Portfolio acquired the net assets of the Balanced Portfolio, which was another portfolio of the Series Fund. The Balanced Portfolio's unrealized depreciation and accumulated net realized loss were combined with those of the Balanced Capital Strategy Portfolio.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3--PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account for the year ended December 31, 2001, are shown below:

                                              Purchases             Sales
                                            -------------       -------------
Money Reserve Portfolio                     $  63,298,536       $  50,242,884
Intermediate Government Bond Portfolio          2,174,303           2,159,821
Core Bond Strategy Portfolio                    4,410,295           4,128,817
Capital Stock Portfolio                         1,895,592           3,332,087
Fundamental Growth Strategy Portfolio           8,601,997          11,596,631
Balanced Capital Strategy Portfolio             7,588,187           9,324,733
High Yield Portfolio                           38,114,506          48,839,180
Natural Resources Portfolio                       573,971             945,169
Global Allocation Strategy Portfolio              299,095             793,646
Balanced Portfolio                                123,982           3,853,763
2001 Trust                                          2,340             678,300
2002 Trust                                         75,607              55,265
2003 Trust                                         79,410              40,936
2004 Trust                                         20,696               4,157
2005 Trust                                            632              85,601
2006 Trust                                          9,673               4,223
2007 Trust                                         23,996              34,645
2008 Trust                                          3,373              72,324
2009 Trust                                            281               8,873
2010 Trust                                        150,688             130,940
2011 Trust                                          1,394               3,570
2013 Trust                                             --                 113
2014 Trust                                          5,830              65,842
2019 Trust                                        145,711             249,328
                                            -------------       -------------
Totals                                      $ 127,600,095       $ 136,650,848
                                            =============       =============

NOTE 4--EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyholders' investment base.

NOTE 5--TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyholders' investment base.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2001, are shown below:

                                                                          Net Increase
                                              Issued        Redeemed       (Decrease)
                                             ---------     ----------     ------------
Money Reserve Division                       1,995,448     (1,661,586)       333,862
Intermediate Government Bond Division           41,154        (49,048)        (7,894)
Core Bond Strategy Division                     69,357        (70,151)          (794)
Capital Stock Division                          35,351        (51,720)       (16,369)
Fundamental Growth Strategy Division           136,067       (168,460)       (32,393)
Balanced Capital Strategy Division             213,403       (273,716)       (60,313)
High Yield Division                          1,217,682     (1,553,094)      (335,412)
Natural Resources Division                      52,530        (83,988)       (31,458)
Global Allocation Strategy Division             14,600        (33,756)       (19,156)
Balanced Division                               16,205       (139,656)      (123,451)
2001 Division                                      122        (12,999)       (12,877)
2002 Division                                    3,962         (2,804)         1,158
2003 Division                                      944           (421)           523
2004 Division                                    1,297           (265)         1,032
2005 Division                                       52         (1,219)        (1,167)
2006 Division                                      291           (105)           186
2007 Division                                      692           (851)          (159)
2008 Division                                      142         (1,753)        (1,611)
2009 Division                                      113           (330)          (217)
2010 Division                                    4,396         (3,887)           509
2011 Division                                       51            (93)           (42)
2013 Division                                        1             (3)            (2)
2014 Division                                      369         (3,153)        (2,784)
2019 Division                                   12,867        (22,102)        (9,235)

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 7-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2001, consists of the following:

                                                     AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                                        -------------------------------------------   ----------------------------------------
                                                                                        EXPENSES AS A
                                                        SEPARATE                        % OF AVERAGE
                                                        ACCOUNT         POLICYOWNER      INVESTMENT              TOTAL
                                                         INDEX           INVESTMENT         BASE                 RETURN
                                          UNITS     Lowest to Highest       BASE      Lowest to Highest     Lowest to Highest
                                        ---------   -----------------   -----------   -----------------   --------------------
Money Reserve Division                  1,120,512   $34.00 to $37.02    $40,686,077     .50% to  .90%       3.22%  to   3.65%
Intermediate Government Bond Division     157,766    54.54 to  59.38      9,273,193     .50% to  .90%       5.97%  to   6.40%
Core Bond Strategy Division               109,922    61.62 to  67.07      7,283,740     .50% to  .90%       6.85%  to   7.29%
Capital Stock Division                    239,857    87.57 to   5.34     22,527,047     .50% to  .90%     (10.78%) to (10.42%)
Fundamental Growth Strategy Division      366,977    82.01 to  89.29     32,359,925     .50% to  .90%     (19.55%) to (19.22%)
Balanced Capital Strategy Division      1,354,236    46.03 to  49.25     65,830,116     .50% to  .90%      (7.60%) to  (7.22%)
High Yield Division                        92,335    29.25 to  31.17      2,831,998     .50% to  .90%       0.78%  to   1.19%
Natural Resources Division                 51,561    12.40 to  13.15        666,118     .50% to  .90%     (10.20%) to  (9.83%)
Global Allocation Strategy Division      178,8443    26.84 to  28.47      4,999,343     .50% to  .90%      (9.26%) to  (8.89%)
2002 Division                              6,735     19.09 to  19.85        133,027     .84% to 1.24%       4.13%  to   4.56%
2003 Division                              7,565     86.47 to  92.90        691,341     .84% to 1.24%       7.54%  to   7.98%
2004 Division                              2,642     17.14 to  17.68         46,707     .84% to 1.24%       7.96%  to   8.40%
2005 Division                              9,434     65.90 to  70.61        662,180     .84% to 1.24%       7.72%  to   8.16%
2006 Division                              3,996     37.19 to  39.64        157,748     .84% to 1.24%       7.42%  to   7.86%
2007 Division                             10,304     39.96 to  42.42        432,189     .84% to 1.24%       6.62%  to   7.06%
2008 Division                             21,495     37.64 to  39.79        855,042     .84% to 1.24%       5.79%  to   6.22%
2009 Division                              3,620     33.82 to  35.61        127,684     .84% to 1.24%       4.77%  to   5.20%
2010 Division                             10,298     32.54 to  34.12        345,302     .84% to 1.24%       3.44%  to   3.86%
2011 Division                              3,641     27.29 to  28.50        102,103     .84% to 1.24%       2.85%  to   3.27%
2013 Division                                350     20.33 to  21.06          7,378     .84% to 1.24%       1.78%  to   2.20%
2014 Division                             22,250     20.00 to  20.64        454,612     .84% to 1.24%       0.94%  to   1.35%
2019 Division                              5,162     11.10 to  11.22         57,735     .84% to 1.24%      (1.74%) to  (1.34%)

The investment income ratio (dividends less capital gains distributions divided by average net assets) is not presented because as described in Note 2, capital gains distributions are included in dividend income.

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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